Note 7 - Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2016 USD ($)
2016 (remainder)	$ 3,167
2017	6,282
2018	6,282
2019	6,282
2020	6,299
2021 and thereafter	7,316
Total	$ 35,628